DESCRIPTION OF THE BUSINESS (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
DESCRIPTION OF THE BUSINESS [Abstract]
DESCRIPTION OF THE BUSINESS
The Condensed Consolidated Financial Statements as of September 30, 2020 and for the three and nine months ended September 30, 2020 and 2019 are unaudited, and include all adjustments, consisting only of normal recurring adjustments considered necessary by management to fairly state our results of operations, financial position and cash flows for the interim periods. The results reported in the Unaudited Condensed Consolidated Financial Statements are not necessarily indicative of results that may be expected for any other interim period or the entire year. The financial information included herein should be read in conjunction with the financial statements and notes in the Company's information statement, dated March 16, 2020, which was included as Exhibit 99.1 in our Current Report on Form 8-K filed with the Securities and Exchange Commission ("SEC") on March 16, 2020 (the "Information Statement").

Impact of the COVID-19 pandemic

A novel strain of coronavirus ("COVID-19") surfaced in Wuhan, China in late 2019 and has since spread throughout the rest of the world. In March 2020, COVID-19 was declared a pandemic by the World Health Organization and a national emergency by the U.S. Government.  The pandemic has negatively affected the U.S. and global economies, disrupted global supply chains and financial markets, resulted in significant travel restrictions, mandated facility closures and shelter-in-place orders.

Carrier is taking all prudent measures to protect the health and safety of our employees. In particular, we have implemented work from home requirements (where possible), social distancing and deep cleaning protocols at all of our facilities as well as travel restrictions, among other measures. We have also taken appropriate measures to work with our customers to minimize potential disruptions and to support the communities that we serve to address the challenges posed by the pandemic.

The full extent of the impact of COVID-19 on our operational and financial performance will depend on future developments, including the duration and spread of the pandemic as well as any worsening or additional outbreaks of the pandemic, and related containment and mitigation actions taken by the U.S., state and local and international governments to prevent disease spread. The extent of the pandemic's impact on Carrier will also depend upon our employees' ability to work safely in our facilities, our customers’ ability to continue to operate or to receive our products, and the level of activity and demand for the ultimate products and services of our customers or their customers.

During the three months ended March 31, 2020, we temporarily closed or reduced production at manufacturing facilities in North America, Asia and Europe for safety reasons and in response to lower demand for our products.  Subsequently, our manufacturing operations have resumed, measures have been enacted to scale capacity to demand, and we continue to actively take steps to mitigate supply chain risk. We continue to apply appropriate safety measures and have not experienced any significant disruptions to our manufacturing operations.  We also initiated return-to-work protocols at our non-manufacturing facilities where employees were previously working remotely.

We continue to focus on navigating the challenges COVID-19 presents by preserving our liquidity and managing our cash flows through preemptive actions to enhance our ability to meet our liquidity needs over the next twelve months. Such actions during the nine months ended September 30, 2020 include, but are not limited to, modifying the financial covenants in our revolving and term loan credit facilities and issuing $750 million of unsecured, unsubordinated long-term debt (see Note 10 – Borrowings and Lines of Credit for additional information), reducing our discretionary spending, capital investments and general and administrative costs by implementing temporary pay freezes and pay cuts, employee furloughs and suspending non-critical hiring, and participating in global COVID-19 relief measures, including the Coronavirus Aid, Relief, and Economic Security ("CARES") Act, which provides for payroll tax deferrals and credits, income tax payment deferrals and an increase in the income tax interest deduction limitation.

NOTE 1: DESCRIPTION OF THE BUSINESS

Carrier Global Corporation is a leading global provider of heating, ventilating, air conditioning ("HVAC"), refrigeration, and fire and security solutions. Carrier also provides a broad array of related building services, including audit, design, installation, system integration, repair, maintenance and monitoring. Carrier’s operations are classified into three segments: HVAC, Refrigeration and Fire & Security. The HVAC and Refrigeration segments sell their products and solutions directly, including to building contractors and owners, transportation companies and retail stores, or indirectly through joint venture and other minority-owned investments, independent sales representatives, distributors, wholesalers, dealers and retail outlets. These products and services are sold under the Carrier name and other brand names including Automated Logic, Bryant, CIAT, Day & Night, Heil, NORESCO, Riello, Carrier Commercial Refrigeration, Carrier Transicold, Sensitech and others. The Fire & Security segment sells its products directly to customers, or indirectly through manufacturers’ representatives, distributors, dealers, value-added resellers and retailers. Fire & Security’s products and services are used by governments, financial institutions, architects, building owners and developers, security and fire consultants, homeowners and other end-users requiring a high level of security and fire protection for their businesses and residences. These products and services are sold under brand names including Autronica, Chubb, Det-Tronics, Edwards, Fireye, GST, Kidde, LenelS2, Marioff, Onity, Supra and others.

On November 26, 2018, United Technologies Corporation, since renamed Raytheon Technologies Corporation ("UTC"), announced its intention to spin off Carrier, one of UTC's reportable segments, into a separate publicly traded company (the "Separation").  On April 3, 2020 (the "Distribution Date"), UTC completed the Separation through a pro-rata distribution (the "Distribution") of all of the outstanding common stock of the Company to UTC shareowners who held shares of UTC common stock as of the close of business on March 19, 2020, the record date for the Distribution. UTC distributed 866,158,910 shares of Carrier common stock in the Distribution, which was effective at 12:01 a.m., Eastern Time, on April 3, 2020 (the "Effective Time"). As a result of the Distribution, UTC shareowners of record received one share of the Company's common stock for every one share of UTC common stock and Carrier became an independent public company and our common stock is listed under the symbol "CARR" on the New York Stock Exchange.  In connection with the Separation, Carrier issued an aggregate principal balance of $11.0 billion of debt and transferred approximately $10.9 billion of cash to UTC on February 27, 2020 and March 27, 2020. On April 1, 2020 and April 2, 2020, Carrier received cash contributions totaling $590 million from UTC related to the Separation. See Note 10 – Borrowings and Lines of Credit and Note 3 – Earnings Per Share for additional information.

In connection with the Separation, Carrier entered into several agreements with UTC and Otis Worldwide Corporation ("Otis"), including a separation and distribution agreement that sets forth certain agreements with UTC and Otis regarding the principal actions to be taken in connection with the Separation, including identifying the assets transferred, the liabilities assumed and the contracts transferred to each of UTC, Otis and Carrier as part of the Separation, and when and how these transfers and assumptions occurred.  Other agreements we entered into that govern aspects of our relationship with UTC and Otis following the Separation include:

Transition Services Agreement.  We entered into a Transition Services Agreement (the "TSA") with UTC and Otis in connection with the Separation pursuant to which UTC provides us with certain services and we provide certain services to UTC for a limited time to help ensure an orderly transition following the Separation. The services we receive include, but are not limited to, information technology services, technical and engineering support, application support for operations, legal, payroll, finance, tax and accounting, general administrative services and other support services. The costs for these services historically were included in our operating results based on allocations from UTC and in the nine months ended September 30, 2020, were not materially different under the TSA from such costs historically nor do we expect such costs to be materially different when these services are ultimately transitioned from UTC to Carrier.

Tax Matters Agreement.  We entered into a Tax Matters Agreement (the "TMA") with UTC and Otis that governs the parties’ respective rights, responsibilities and obligations with respect to tax matters (including responsibility for taxes, entitlement to refunds, allocation of tax attributes, preparation of tax returns, control of tax contests and other tax matters).  Subject to certain exceptions set forth in the TMA, Carrier generally is responsible for federal, state and foreign taxes imposed on a separate return basis upon Carrier (or any of its subsidiaries) with respect to taxable periods (or portions thereof) that ended on or prior to the date of the Distribution.  The TMA provides special rules that allocate responsibility for tax liabilities arising from a failure of the Separation transactions to qualify for tax-free treatment based on the reasons for such failure.  The TMA also imposes restrictions on each of Carrier and Otis during the two-year period following the Distribution that are intended to prevent certain transactions from failing to qualify as transactions that are generally tax-free.

Employee Matters Agreement and Intellectual Property Agreement.  We entered into an employee matters agreement and intellectual property agreement with UTC and Otis in connection with the Separation.

NOTE 1: DESCRIPTION OF THE BUSINESS

Carrier Global Corporation (“Carrier”, “the Business,” “we,” “us” or “our”) is a global provider of heating, ventilating, air conditioning (“HVAC”), refrigeration, fire and security solutions. Carrier also provides a broad array of related building services, including audit, design, installation, system integration, repair, maintenance and monitoring.

Carrier’s operations are classified into three segments: HVAC, Refrigeration, and Fire & Security. The HVAC and Refrigeration segments sell their products and solutions directly, including to building contractors and owners, transportation companies and retail stores, or indirectly through equity method investments, independent sales representatives, distributors, wholesalers, dealers and retail outlets. These products and services are sold under the Carrier name and other brand names including Automated Logic, Bryant, CIAT, Day & Night, Heil, NORESCO, Riello, Carrier Commercial Refrigeration, Carrier Transicold, Sensitech and others. For the Fire & Security segment, products and services are used by governments, financial institutions, architects, building owners and developers, security and fire consultants, homeowners and other end-users requiring a high level of security and fire protection for their businesses and residences. Carrier provides its fire and security products and services under Autronica, Chubb, Det-Tronics, Edwards, Fireye, GST, Interlogix, Kidde, LenelS2, Marioff, Onity, Supra and other brand names, and sells directly to customers as well as through manufacturers’ representatives, distributors, dealers, value-added resellers and retailers.

On November 26, 2018, United Technologies Corporation (“UTC”) announced its plan to separate Carrier into an independent publicly traded company (the “Separation”). The Separation will be effectuated through a spin-off, pursuant to which UTC will distribute to UTC shareowners all of the outstanding common shares of common stock of Carrier.